Share capital	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Share capital
13 Share capital

Issued and outstanding capital	2024	2023

Common shares	198	218

Common shares B	42	47

Total share capital	241	265

Common shares	2024	2023

Authorized share capital	480	480

Number of authorized shares (in million)	4,000	4,000

Par value in cents per share	12	12

Common shares B	2024	2023

Authorized share capital	240	240

Number of authorized shares (in million)	2,000	2,000

Par value in cents per share	12	12
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. The Board is authorized, subject to certain restrictions of Bermuda law and the bylaws, to repurchase Aegon Ltd. shares.
Vereniging Aegon, based in The Hague, the Netherlands, holds all the issued and outstanding common shares B.
For detailed information on the transactions between Aegon Ltd. and Vereniging Aegon, see note
44 Related party transactions
to the consolidated financial statements of the Group.

Notes to the financial statements of Aegon Ltd. Note 13

The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On January 1, 2023	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

On December 31, 2023	1,814,727	218	389,759	47

Shares withdrawn	(161,929)	(19)	(36,371)	(4)

On December 31, 2024	1,652,797	198	353,388	42
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2023	2,067,119	523,149

2024	1,753,162	388,169
Short-term and long-term incentive plans
For detailed information on the short-term and long-term incentive plans, see note
13 Other operating expenses
to the consolidated financial statements of the Group.
Board remuneration
Detailed information on remuneration of active and retired members of the Board of Directors including their share plans, along with information about shares held in Aegon by the members of the Boards is included in note
44 Related party transactions
to the consolidated financial statements of the Group and in the
Remuneration Report
.